Commitments and Contingencies - Summary of future payments under the non-cancellable operating lease (Detail) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2019
Commitments and Contingencies Disclosure [Abstract]
2022 (remaining nine months)		$ 3,835
2023		5,118
2024		4,331
2025		4,154
2026		3,838
Thereafter		13,871
Total undiscounted operating lease payments		35,147
Less: imputed interest		(9,787)	$ (2,021)
Total operating lease liabilities		25,360	12,209	$ 12,500
Less: current portion of operating lease liabilities	$ (2,494)	(2,494)	(3,979)
Operating lease liabilities, noncurrent	$ 22,866	$ 22,459	$ 8,230